REVENUE	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUE [Text Block]

7. REVENUE

	Year ended
	December 31,	December 31,
	2024	2023
Royalty revenue
Wharf	$1,622	$1,648
El Realito	601	2,071
Aranzazu	1,856	137
La Encantada	415	504
Tocantinzinho	1,116	-
La Guitarra	115	-
Total royalty revenue	5,725	4,360
Other fixed royalty payments	157	235
Total revenue	$5,882	$4,595

The Company operates in one industry and has one reportable segment, which is reviewed by the chief operating decision maker.